Summary of Significant Accounting Policies - Additional Information (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Apr. 01, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		4.16%
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	$ 11,492	$ 6,509
Lease liabilities	$ 13,232	$ 6,668